SHARE-BASED COMPENSATION (Schedule of Assumptions Used to Estimate Fair Value) (Details)		12 Months Ended
	Jan. 09, 2009	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return, minimum		1.51%
Average risk-free rate of return, maximum		2.40%
Contractual life of the option	10 years
Volatility rate		84.00%
Dividend yield		0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life of the option		6 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life of the option		10 years